Summary of Significant Accounting Policies - Allowance for Uncollectible Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Balance at beginning of the year	¥ (605)	¥ (382)
Additions	(154)	(223)
Balance at end of the year	¥ (759)	¥ (605)